Organization and Principal Activities - Additional Information (Detail)			12 Months Ended
	Oct. 01, 2020 CNY (¥) shares	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2020 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Notice period for termination of proxy and power of attorney agreement			30 days	30 days	30 days
Notice period for termination of agreement with school sponsors and directors			30 days	30 days	30 days
Notice period for termination of equity pledge agreements			30 days	30 days	30 days
Stock issued during period, value | ¥			¥ 170,694,201
IPO [member] | ADR [member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period, shares | shares	3,333,400	3,333,400
American depository share representing common shares | shares	5	5
Share price | $ / shares		$ 9.25
Net proceeds from initial public offering	¥ 170,700,000	$ 26,200,000
Stock issued during period, value | $		$ 30,800,000
Zhejiang Lishui Mengxiang Education Development Company Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loans due from related party | $				$ 0		$ 0
VIRGIN ISLANDS, BRITISH | Linwai Investment Company Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage						100.00%
Date of incorporation of the company			Sep. 11, 2018
HONG KONG | Lianwai Investment [Member] | Hongkong Menxiang Education Development Group Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage						100.00%
Date of incorporation of the company			Sep. 20, 2018
CHINA | Hongkong Menxiang Education Development Group Limited [Member] | Liandu WFOE [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage						100.00%
Date of incorporation of the company			Oct. 10, 2018
CHINA | Liandu WFOE [Member] | Lishui Xianke [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage						100.00%
Date of incorporation of the company			Aug. 13, 2020